PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 73.7%
Asset-Backed Securities 18.0%
Automobiles 2.9%
Americredit Automobile Receivables Trust, Series 2023-01, Class A2A	5.840%	10/19/26	33,000	$32,988,427
ARI Fleet Lease Trust, Series 2022-A, Class A2, 144A	3.120	01/15/31	2,156	2,117,232
Avis Budget Rental Car Funding AESOP LLC, Series 2022-03A, Class A, 144A	4.620	02/20/27	35,000	34,133,418
Donlen Fleet Lease Funding LLC, Series 2021-02, Class A2, 144A	0.560	12/11/34	2,307	2,242,485
Enterprise Fleet Financing LLC,
Series 2021-02, Class A2, 144A	0.480	05/20/27	3,275	3,142,898
Series 2022-01, Class A2, 144A	3.030	01/20/28	9,636	9,374,365
Series 2022-03, Class A2, 144A	4.380	07/20/29	800	784,649
Series 2023-01, Class A2, 144A	5.510	01/22/29	6,200	6,181,070
Series 2023-02, Class A2, 144A	5.560	04/22/30	7,900	7,885,457

Ford Credit Floorplan Master Owner Trust A, Series 2023-01, Class A1, 144A	4.920	05/15/28	17,100	16,998,618
GM Financial Consumer Automobile Receivables Trust, Series 2022-02, Class A2	2.520	05/16/25	2,439	2,411,699
Honda Auto Receivables Owner Trust, Series 2020-01, Class A3	1.610	04/22/24	244	243,665
OneMain Direct Auto Receivables Trust, Series 2023-01A, Class A, 144A	5.410	11/14/29	17,100	17,065,213
World Omni Automobile Lease Securitization Trust, Series 2022-A, Class A2	2.630	10/15/24	2,182	2,161,442
				137,730,638
Collateralized Loan Obligations 14.6%
Allegro CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	6.210(c)	01/15/30	6,002	5,943,907
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)	6.363(c)	01/28/31	4,895	4,837,438
Ares CLO Ltd. (Cayman Islands), Series 2016-40A, Class A1RR, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)	6.130(c)	01/15/29	11,677	11,564,351
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)	6.160(c)	11/17/27	1,067	1,061,226

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	6.233%(c)	04/23/31	16,500	$16,301,789
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.360(c)	10/17/32	11,500	11,303,659

Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	6.260(c)	10/20/31	18,000	17,741,486
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)	6.130(c)	07/15/29	1,605	1,592,894
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	6.210(c)	10/15/30	16,988	16,801,599

BlueMountain CLO Ltd. (Cayman Islands), Series 2018-22A, Class A1, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	6.340(c)	07/15/31	14,500	14,264,729
Canyon Capital CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	6.260(c)	07/15/30	14,696	14,506,837
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	6.329(c)	04/30/31	18,500	18,287,600
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	6.230(c)	04/17/31	4,985	4,923,878
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.330(c)	01/20/32	17,954	17,690,470
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	6.250(c)	04/20/31	13,000	12,822,640
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	6.270(c)	04/20/31	18,000	17,773,823
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	6.253(c)	04/24/31	2,000	1,977,825
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	6.271(c)	04/23/29	9,037	8,962,515
Series 2017-04A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	6.223(c)	10/24/30	28,560	28,228,501

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.478%(c)	10/15/29	18,077	$17,978,236
Ellington CLO Ltd. (Cayman Islands), Series 2019-04A, Class AR, 144A, 3 Month LIBOR + 1.580% (Cap N/A, Floor 1.580%)	6.840(c)	04/15/29	1,951	1,947,596
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.423(c)	01/22/31	10,270	10,154,342
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.488(c)	10/20/31	10,000	9,897,662
HPS Loan Management Ltd. (Cayman Islands), Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	6.344(c)	05/06/30	7,844	7,763,768
ICG US CLO Ltd. (Cayman Islands), Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	6.285(c)	04/25/31	12,778	12,615,930
JMP Credit Advisors CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.280%)	6.528(c)	07/17/29	2,431	2,422,469
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.440(c)	01/15/31	967	956,128
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	6.202(c)	07/18/30	14,791	14,591,292

KKR CLO Ltd., Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	6.280(c)	10/17/31	14,000	13,807,489
Madison Park Funding Ltd. (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)	6.103(c)	04/22/27	4,513	4,478,283
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	6.201(c)	10/21/30	23,227	22,943,055
Series 2021-38A, Class X, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	6.210(c)	07/17/34	3,231	3,197,608
MidOcean Credit CLO (Cayman Islands),
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	6.385(c)	07/19/28	283	282,197

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands), (cont’d.)
Series 2017-07A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	6.300%(c)	07/15/29	7,473	$7,398,554
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.400(c)	07/20/31	5,250	5,176,191

Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	6.198(c)	10/12/30	13,003	12,864,914
Nassau Ltd. (Jersey), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.130% (Cap N/A, Floor 2.130%)	6.778(c)	01/15/31	35,000	35,002,814
Ocean Trails CLO (Cayman Islands), Series 2019-07A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	6.270(c)	04/17/30	4,685	4,633,177
Octagon Investment Partners Ltd. (Cayman Islands), Series 2020-05A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)	6.480(c)	01/15/33	22,000	21,734,073
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	6.340(c)	04/17/31	8,867	8,728,333
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.350(c)	10/20/31	18,000	17,713,107
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	6.390(c)	01/17/31	1,121	1,112,320
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	6.350(c)	07/20/30	1,179	1,167,805
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	6.050(c)	07/20/29	14,310	14,185,761
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	6.060(c)	10/15/29	15,374	15,189,464
Series 2022-03A, Class A1A, 144A, 3 Month SOFR + 1.820% (Cap N/A, Floor 1.820%)	6.806(c)	04/15/31	22,998	22,992,215

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	6.250(c)	10/20/31	10,000	9,853,681

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

PPM CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	6.410%(c)	07/15/31	11,000	$10,878,198
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	6.419(c)	02/20/30	4,907	4,855,933
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	6.343(c)	10/23/31	10,000	9,855,857
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	6.230(c)	10/20/30	9,624	9,463,588
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.330(c)	01/20/32	13,000	12,809,930

Tikehau US CLO Ltd. (Bermuda), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.390% (Cap N/A, Floor 2.390%)	7.180(c)	01/20/32	35,000	34,944,409
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1L2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.362(c)	10/18/31	12,000	11,856,474
Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	6.285(c)	10/25/28	712	710,396

Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class ARR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	6.150(c)	10/20/28	6,409	6,350,362
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.299(c)	04/25/31	4,000	3,955,720
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	6.233(c)	04/18/31	1,864	1,846,777
Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	6.280(c)	04/17/30	1,415	1,400,087
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.380(c)	01/20/31	24,058	23,847,317
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	6.390(c)	10/20/28	2,491	2,472,091
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)	6.310(c)	10/20/29	990	982,688
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.450(c)	10/20/31	10,000	9,825,226

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.370%(c)	07/20/32	20,000	$19,567,714

Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	6.550(c)	04/15/30	178	175,632
				693,174,030
Consumer Loans 0.1%
SoFi Consumer Loan Program Trust,
Series 2021-01, Class A, 144A	0.490	09/25/30	442	434,912
Series 2023-01S, Class A, 144A	5.810	05/15/31	2,650	2,644,612
				3,079,524
Equipment 0.4%
Kubota Credit Owner Trust, Series 2023-01A, Class A2, 144A	5.400	02/17/26	12,500	12,423,389
MMAF Equipment Finance LLC, Series 2022-A, Class A2, 144A	2.770	02/13/25	7,859	7,738,473
				20,161,862

Total Asset-Backed Securities (cost $859,173,921)				854,146,054
Certificates of Deposit 1.6%
Canadian Imperial Bank of Commerce,
SOFR + 0.600%	5.660(c)	05/10/24	9,750	9,748,130
SOFR + 0.810% (Cap N/A, Floor 0.000%)	5.870(c)	12/11/23	15,000	15,033,381

Lloyds Bank Corporate Markets PLC, SOFR + 0.540%	5.600(c)	01/31/24	21,233	21,236,595
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.150%	5.210(c)	06/14/23	15,000	15,000,223
Toronto-Dominion Bank (The), SOFR + 0.670%	5.730(c)	03/25/24	15,000	15,007,959

Total Certificates of Deposit (cost $75,972,158)				76,026,288

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities 14.3%
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4	3.170%	07/15/49	21,000	$19,537,165
Barclays Commercial Mortgage Securities Trust, Series 2020-C07, Class A1	1.079	04/15/53	778	745,538
Benchmark Mortgage Trust,
Series 2018-B02, Class A2	3.662	02/15/51	227	222,580
Series 2018-B03, Class A2	3.848	04/10/51	226	225,384
Series 2018-B05, Class A2	4.077	07/15/51	800	796,891
Series 2020-B18, Class A1	0.875	07/15/53	736	699,363
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4	4.131	11/10/46	47,558	47,029,369
Series 2014-GC21, Class A4	3.575	05/10/47	5,912	5,805,615
Series 2014-GC21, Class AAB	3.477	05/10/47	85	83,635
Series 2014-GC23, Class A3	3.356	07/10/47	11,062	10,796,438
Series 2014-GC23, Class AAB	3.337	07/10/47	310	305,807
Series 2014-GC25, Class A3	3.372	10/10/47	6,519	6,286,964
Series 2014-GC25, Class A4	3.635	10/10/47	15,760	15,169,012
Series 2016-P04, Class A2	2.450	07/10/49	3,635	3,452,384
Commercial Mortgage Trust,
Series 2012-CR04, Class A3	2.853	10/15/45	193	188,158
Series 2013-CR11, Class ASB	3.660	08/10/50	43	42,571
Series 2013-CR12, Class A4	4.046	10/10/46	10,000	9,901,258
Series 2014-CR16, Class A3	3.775	04/10/47	11,527	11,286,465
Series 2014-CR17, Class ASB	3.598	05/10/47	106	105,369
Series 2014-CR18, Class A4	3.550	07/15/47	3,793	3,683,701
Series 2014-CR20, Class A3	3.326	11/10/47	4,491	4,334,050
Series 2014-UBS02, Class A4	3.691	03/10/47	6,239	6,136,855
Series 2014-UBS02, Class A5	3.961	03/10/47	16,690	16,378,592
Series 2014-UBS02, Class ASB	3.472	03/10/47	243	239,770
Series 2014-UBS03, Class A3	3.546	06/10/47	837	817,893
Series 2014-UBS04, Class A4	3.420	08/10/47	33,380	32,315,902
Series 2014-UBS05, Class A3	3.565	09/10/47	25,000	24,385,938
Series 2014-UBS06, Class A5	3.644	12/10/47	7,835	7,506,995
Series 2015-CR22, Class A3	3.207	03/10/48	820	818,227
Series 2015-CR23, Class ASB	3.257	05/10/48	770	750,223
Series 2015-CR24, Class A4	3.432	08/10/48	8,262	7,886,167
Series 2015-CR24, Class ASB	3.445	08/10/48	1,444	1,404,814
Series 2015-CR26, Class A4	3.630	10/10/48	12,465	11,842,743
Series 2015-LC19, Class A3	2.922	02/10/48	17,197	16,569,168
Series 2015-LC21, Class A4	3.708	07/10/48	11,000	10,514,274
Series 2015-LC23, Class A2	3.221	10/10/48	7	7,028

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A4	3.504%	06/15/57	8,500	$8,103,702
Series 2016-C05, Class ASB	3.533	11/15/48	2,022	1,950,726
Series 2016-C06, Class A5	3.090	01/15/49	14,500	13,579,011
Series 2016-C07, Class A4	3.210	11/15/49	6,372	5,983,721

Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	4,035	3,910,329
GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	5.848(c)	11/21/35	5,369	5,073,960
GS Mortgage Securities Trust,
Series 2014-GC18, Class A3	3.801	01/10/47	2,430	2,405,387
Series 2014-GC22, Class A4	3.587	06/10/47	9,840	9,621,229
Series 2014-GC22, Class AAB	3.467	06/10/47	154	152,532
Series 2014-GC24, Class A4	3.666	09/10/47	18,439	17,938,233
Series 2015-GC30, Class A4	3.382	05/10/50	22,540	21,446,543
Series 2016-GS02, Class A4	3.050	05/10/49	14,962	13,948,513
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4	4.133(cc)	08/15/46	400	398,938
Series 2013-C14, Class ASB	3.761(cc)	08/15/46	332	330,802
Series 2013-C17, Class A4	4.199	01/15/47	15,893	15,667,262
Series 2014-C18, Class A4A2, 144A	3.794	02/15/47	4,343	4,296,280
Series 2014-C21, Class A4	3.493	08/15/47	17,071	16,665,962
Series 2014-C24, Class A5	3.639	11/15/47	10,830	10,408,172
Series 2014-C25, Class A4A1	3.408	11/15/47	1,147	1,104,290
Series 2014-C25, Class ASB	3.407	11/15/47	1,758	1,713,208
Series 2014-C26, Class A3	3.231	01/15/48	17,883	17,152,795
Series 2014-C26, Class A4	3.494	01/15/48	13,000	12,436,514
Series 2015-C29, Class A4	3.611	05/15/48	30,892	29,341,599
Series 2015-C32, Class A4	3.329	11/15/48	19,126	18,465,618

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A1	1.066	05/13/53	2,979	2,822,111
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP02, Class ASB	2.713	08/15/49	5,794	5,496,979
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class A5	4.064	02/15/47	9,160	9,018,478
Series 2014-C16, Class A4	3.600	06/15/47	15,353	15,008,992
Series 2014-C17, Class A4	3.443	08/15/47	12,864	12,552,866
Series 2014-C19, Class A4	3.526	12/15/47	5,325	5,105,874
Series 2014-C19, Class ASB	3.326	12/15/47	2,349	2,305,614
Series 2015-C21, Class A3	3.077	03/15/48	13,374	12,714,759
Series 2015-C23, Class A3	3.451	07/15/50	7,649	7,304,322

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (cont’d.)
Series 2015-C23, Class ASB	3.398%	07/15/50	944	$917,760
Series 2015-C26, Class A5	3.531	10/15/48	10,000	9,505,002
Series 2015-C27, Class A3	3.473	12/15/47	4,118	3,934,172

Morgan Stanley Capital I Trust, Series 2020-HR08, Class A1	0.932	07/15/53	1,662	1,560,479
One New York Plaza Trust, Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	6.057(c)	01/15/36	19,065	18,067,685
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A4	4.218(cc)	07/15/46	5,639	5,623,176
Series 2015-LC22, Class A3	3.572	09/15/58	4,169	3,982,426
Series 2015-LC22, Class A4	3.839	09/15/58	8,000	7,667,338
Series 2015-NXS02, Class A2	3.020	07/15/58	73	70,027
Series 2015-NXS02, Class A4	3.498	07/15/58	10,300	9,832,613
Series 2016-C34, Class ASB	2.911	06/15/49	3,109	2,979,100
Series 2016-NXS05, Class A5	3.372	01/15/59	4,920	4,609,746

WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5	4.045	03/15/47	25,000	24,562,193

Total Commercial Mortgage-Backed Securities (cost $687,174,676)				676,009,344
Corporate Bonds 39.1%
Aerospace & Defense 0.2%
Raytheon Technologies Corp., Sr. Unsec’d. Notes	5.000	02/27/26	8,000	8,048,192
Agriculture 0.5%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A(a)	1.375	07/23/23	1,000	993,950
Sr. Unsec’d. Notes, 144A	3.500	04/22/25	6,750	6,585,345
Sr. Unsec’d. Notes, 144A	4.875	10/10/25	14,000	14,005,387
				21,584,682
Auto Manufacturers 4.4%
American Honda Finance Corp.,
Sr. Unsec’d. Notes	4.750	01/12/26	9,750	9,770,009
Sr. Unsec’d. Notes, MTN	0.750	08/09/24	4,500	4,267,214

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	3.250%	04/01/25	7,000	$6,799,563
Gtd. Notes, 144A, SOFR Index + 0.530%	5.524(c)	04/01/24	4,000	4,003,508
Gtd. Notes, 144A, SOFR Index + 0.840%	5.834(c)	04/01/25	11,390	11,323,108

Daimler Truck Finance North America LLC (Germany), Gtd. Notes, 144A	5.150	01/16/26	14,000	14,002,248
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A(a)	0.750	03/01/24	13,500	13,025,995
Gtd. Notes, 144A	4.800	03/30/26	35,000	34,905,405
Gtd. Notes, 144A	5.375	11/26/25	8,500	8,565,205
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN	3.550	08/11/25	25,000	24,504,586
Sr. Unsec’d. Notes, MTN	4.450	03/30/26	15,000	14,985,510
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes	4.450	05/18/26	15,000	14,899,558
Sr. Unsec’d. Notes, MTN	3.650	08/18/25	5,000	4,880,128
Sr. Unsec’d. Notes, MTN(a)	3.950	06/30/25	18,750	18,437,497
Sr. Unsec’d. Notes, MTN, SOFR + 0.750% (Cap N/A, Floor 0.000%)	5.810(c)	12/11/23	12,000	12,024,237

Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	3.950	06/06/25	13,250	12,868,306
				209,262,077
Banks 8.5%
Bank of America NA, Series D005, SOFR + 0.750%	5.800(c)	01/08/24	7,000	7,000,353
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, SOFR Index + 0.710%	5.591(c)	03/08/24	20,000	19,997,854
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.460%	5.471(c)	01/10/25	7,750	7,696,401
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.900%	5.912(c)	04/11/25	4,750	4,762,578
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A	0.650	02/27/24	7,250	6,974,230
Sr. Unsec’d. Notes, 144A, SOFR Index + 0.410%	5.495(c)	02/04/25	20,000	19,806,376

Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes, SOFR Index + 0.420%	5.453(c)	10/18/24	10,000	9,940,994
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes(a)	5.316	03/13/26	25,000	25,292,507
Sr. Unsec’d. Notes, 144A, SOFR + 0.630%	5.690(c)	01/10/25	28,500	28,538,022

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, SOFR Index + 0.300% (Cap N/A, Floor 0.000%)	5.322%(c)	01/12/24	5,500	$5,492,133
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, SOFR Index + 0.390%	5.465(c)	02/02/24	2,500	2,447,881
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, Series E, SOFR + 0.500% (Cap N/A, Floor 0.000%)	5.591(c)	11/08/23	20,000	19,929,272
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	5.896(ff)	10/09/26	25,000	24,967,445
Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A	4.400	08/23/25	25,000	24,331,900
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	0.768(ff)	08/09/25	15,000	14,112,988
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes(a)	3.500	06/09/25	7,250	7,037,007
Sr. Unsec’d. Notes	4.966	01/12/26	32,000	32,104,070

National Securities Clearing Corp., Sr. Unsec’d. Notes, 144A	0.400	12/07/23	3,750	3,651,958
NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	6.409(c)	03/22/25	9,000	9,006,228
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A	0.625	05/24/24	9,500	9,043,270
Sr. Unsec’d. Notes, 144A	4.750	09/22/25	10,500	10,324,239
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.340%	5.349(c)	10/07/24	10,000	9,930,658
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.525%	5.570(c)	01/20/26	10,000	9,835,788
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.570%	5.635(c)	04/27/26	7,027	6,922,690
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.450%	5.512(c)	10/26/23	2,000	1,998,761

Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	0.650	09/09/24	11,250	10,600,306
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.440%	5.348(c)	09/16/24	7,500	7,438,223
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.220%	5.068(c)	06/02/23	5,200	5,200,000
Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	5.243(c)	09/10/24	8,000	7,958,246

Truist Bank, Sr. Unsec’d. Notes, SOFR + 0.200%	5.230(c)	01/17/24	14,850	14,674,336
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, MTN	0.450	02/09/24	3,000	2,879,351

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
UBS AG (Switzerland), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.360%	5.451%(c)	02/09/24	7,780	$7,759,988
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.008(ff)	07/30/24	1,250	1,237,432
Sr. Unsec’d. Notes, 144A	5.711(ff)	01/12/27	25,000	24,817,265
				403,710,750
Beverages 1.0%
Coca-Cola Europacific Partners PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	2,871,771
Diageo Capital PLC (United Kingdom), Gtd. Notes	5.200	10/24/25	17,000	17,131,497
Keurig Dr. Pepper, Inc., Gtd. Notes	0.750	03/15/24	25,000	24,075,207
PepsiCo, Inc., Sr. Unsec’d. Notes	0.400	10/07/23	5,500	5,402,274
				49,480,749
Biotechnology 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	5.250	03/02/25	13,250	13,289,609
Gilead Sciences, Inc., Sr. Unsec’d. Notes	0.750	09/29/23	2,250	2,215,340
				15,504,949
Building Materials 0.0%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	0.650	07/15/23	2,250	2,235,347
Chemicals 1.2%
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250	09/27/23	1,000	987,169
Linde, Inc., Gtd. Notes(a)	4.700	12/05/25	28,500	28,509,661
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.900	11/07/24	13,270	13,350,135
Sr. Unsec’d. Notes	5.950	11/07/25	7,250	7,376,963

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.250%	08/08/25	5,500	$5,410,529
Westlake Corp., Sr. Unsec’d. Notes	0.875	08/15/24	2,750	2,586,761
				58,221,218
Commercial Services 0.2%
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.000	06/15/25	10,000	9,751,628
Computers 1.4%
Apple, Inc.,
Sr. Unsec’d. Notes	3.200	05/13/25	16,000	15,612,800
Sr. Unsec’d. Notes	3.250	02/23/26	13,150	12,785,558

International Business Machines Corp., Sr. Unsec’d. Notes	4.500	02/06/26	37,000	36,793,365
				65,191,723
Cosmetics/Personal Care 0.4%
Colgate-Palmolive Co., Sr. Unsec’d. Notes	3.100	08/15/25	6,750	6,568,376
Kenvue, Inc., Gtd. Notes, 144A	5.350	03/22/26	12,500	12,705,052
				19,273,428
Diversified Financial Services 0.3%
Citigroup Global Markets Holdings, Inc., Gtd. Notes, MTN	0.750	06/07/24	13,250	12,597,089
Electric 3.7%
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.480%	5.779(c)	11/01/23	3,000	2,995,190
CenterPoint Energy, Inc., Sr. Unsec’d. Notes, SOFR Index + 0.650%	5.740(c)	05/13/24	10,000	9,965,971
DTE Energy Co., Sr. Unsec’d. Notes	4.220	11/01/24	8,250	8,111,234

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Duke Energy Corp., Sr. Unsec’d. Notes	5.000%	12/08/25	13,250	$13,248,205
Entergy Louisiana LLC, First Mortgage	0.620	11/17/23	2,569	2,508,742
Florida Power & Light Co., Sr. Unsec’d. Notes	4.450	05/15/26	20,000	19,889,504
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.940	03/21/24	15,000	14,707,724
Gtd. Notes	6.051	03/01/25	6,750	6,827,504

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	0.841	11/08/23	20,300	19,887,889
Southern California Edison Co.,
First Mortgage, Series C	4.200	06/01/25	14,250	13,992,490
First Mortgage, Series D	3.400	06/01/23	13,475	13,475,000
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	0.550	09/15/23	15,000	14,773,095
Sr. Unsec’d. Notes	0.800	03/15/24	7,250	6,978,254
Sr. Unsec’d. Notes	4.750	01/09/26	23,000	22,886,163
Sr. Unsec’d. Notes	5.000	09/27/25	6,000	6,004,823
				176,251,788
Electronics 0.6%
Amphenol Corp., Sr. Unsec’d. Notes	4.750	03/30/26	3,750	3,735,514
Tyco Electronics Group SA, Gtd. Notes	4.500	02/13/26	23,250	23,067,627
				26,803,141
Entertainment 0.2%
Warnermedia Holdings, Inc., Gtd. Notes, SOFR Index + 1.780%	6.701(c)	03/15/24	7,500	7,501,617
Foods 1.2%
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650	06/03/24	3,500	3,344,777
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	4.250	09/15/25	13,750	13,476,258

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Nestle Holdings, Inc.,
Gtd. Notes, 144A(a)	0.375%	01/15/24	5,000	$4,844,032
Gtd. Notes, 144A	4.000	09/12/25	16,750	16,501,862
Gtd. Notes, 144A	5.250	03/13/26	20,000	20,316,937
				58,483,866
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.734	07/15/23	7,000	6,978,216
Healthcare-Products 0.9%
Baxter International, Inc.,
Sr. Unsec’d. Notes	0.868	12/01/23	10,000	9,752,713
Sr. Unsec’d. Notes, SOFR Index + 0.260%	5.352(c)	12/01/23	20,000	19,908,158

Stryker Corp., Sr. Unsec’d. Notes	0.600	12/01/23	1,250	1,218,774
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes, SOFR Index + 0.530%	5.563(c)	10/18/24	12,435	12,423,566
				43,303,211
Healthcare-Services 0.3%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes(a)	0.550	05/15/24	7,250	6,929,309
Sr. Unsec’d. Notes	5.150	10/15/25	5,750	5,825,393
				12,754,702
Household Products/Wares 0.2%
Avery Dennison Corp., Sr. Unsec’d. Notes	0.850	08/15/24	12,350	11,671,562
Insurance 2.4%
Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.500	04/04/25	8,000	7,634,465
Corebridge Global Funding, Sr. Sec’d. Notes, 144A	0.650	06/17/24	12,750	12,105,886
Equitable Financial Life Global Funding, Sec’d. Notes, 144A	0.800	08/12/24	3,000	2,832,494

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Metropolitan Life Global Funding I, Sec’d. Notes, 144A, MTN	4.050%	08/25/25	23,250	$22,554,225
New York Life Global Funding,
Sec’d. Notes, 144A	2.900	01/17/24	4,190	4,118,311
Sec’d. Notes, 144A, SOFR + 0.190%	5.180(c)	06/30/23	1,075	1,074,471
Sec’d. Notes, 144A, MTN	3.600	08/05/25	19,750	19,140,836

Pacific Life Global Funding II, Sr. Sec’d. Notes, 144A	0.500	09/23/23	4,750	4,657,118
Principal Life Global Funding II,
Sec’d. Notes, 144A	0.500	01/08/24	7,250	7,022,939
Sec’d. Notes, 144A, SOFR + 0.450%	5.472(c)	04/12/24	1,250	1,246,839
Protective Life Global Funding,
Sec’d. Notes, 144A	0.631	10/13/23	4,250	4,169,610
Sec’d. Notes, 144A, SOFR + 1.050% (Cap N/A, Floor 0.000%)	5.946(c)	12/11/24	20,000	19,956,634
Sr. Sec’d. Notes, 144A	0.473	01/12/24	10,000	9,667,815
				116,181,643
Internet 0.7%
Amazon.com, Inc., Sr. Unsec’d. Notes	4.600	12/01/25	32,000	32,086,955
Iron/Steel 0.2%
Nucor Corp., Sr. Unsec’d. Notes	3.950	05/23/25	8,000	7,826,276
Machinery-Construction & Mining 0.7%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes	4.800	01/06/26	15,000	15,073,383
Sr. Unsec’d. Notes, MTN(a)	0.450	09/14/23	10,000	9,860,589
Sr. Unsec’d. Notes, MTN, SOFR + 0.245%	5.336(c)	05/17/24	6,000	5,979,233
				30,913,205
Machinery-Diversified 0.9%
CNH Industrial Capital LLC, Gtd. Notes	3.950	05/23/25	12,500	12,171,029

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN	4.800%	01/09/26	29,000	$29,197,967
Sr. Unsec’d. Notes, MTN, SOFR + 0.200%	5.204(c)	10/11/24	2,000	1,990,149
				43,359,145
Media 0.8%
Comcast Corp., Gtd. Notes	5.250	11/07/25	7,250	7,343,115
Walt Disney Co. (The), Gtd. Notes	3.700	10/15/25	30,000	29,334,130
				36,677,245
Mining 0.6%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	4.875	02/27/26	30,000	30,107,574
Miscellaneous Manufacturing 0.1%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	0.550	09/01/23	3,000	2,959,266
Oil & Gas 0.4%
Phillips 66, Gtd. Notes	0.900	02/15/24	4,000	3,869,212
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	5.100	03/29/26	14,250	14,250,771
				18,119,983
Pharmaceuticals 0.6%
Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	0.700	05/28/24	12,250	11,696,167
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes(a)	0.537	11/13/23	10,000	9,784,665
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	0.534	10/01/23	6,500	6,389,495
				27,870,327

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 1.0%
Enbridge, Inc. (Canada), Gtd. Notes	0.550%	10/04/23	8,000	$7,883,751
Enterprise Products Operating LLC, Gtd. Notes	5.050	01/10/26	14,750	14,867,096
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	1.000	10/12/24	9,750	9,250,265
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26	15,000	15,124,688
				47,125,800
Real Estate Investment Trusts (REITs) 1.0%
Public Storage, Sr. Unsec’d. Notes, SOFR + 0.470%	5.521(c)	04/23/24	8,500	8,482,482
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.750	05/15/26	40,000	39,720,886
				48,203,368
Retail 1.1%
7-Eleven, Inc., Sr. Unsec’d. Notes, 144A	0.800	02/10/24	2,250	2,168,951
Dollar General Corp., Sr. Unsec’d. Notes	4.250	09/20/24	6,750	6,658,219
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.700	04/15/25	6,000	5,796,339
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	4.400	09/08/25	10,000	9,896,705
Sr. Unsec’d. Notes	4.800	04/01/26	13,500	13,473,955

Walmart, Inc., Sr. Unsec’d. Notes	3.900	09/09/25	13,750	13,603,198
				51,597,367
Savings & Loans 0.2%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	0.550	01/22/24	9,750	9,428,530

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors 0.8%
Analog Devices, Inc., Sr. Unsec’d. Notes, SOFR + 0.250%	5.244%(c)	10/01/24	2,000	$1,983,741
Intel Corp., Sr. Unsec’d. Notes	2.600	05/19/26	10,181	9,643,055
Microchip Technology, Inc., Sr. Unsec’d. Notes	0.972	02/15/24	28,500	27,513,216
				39,140,012
Software 0.1%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.600	03/01/24	5,750	5,534,925
Infor, Inc., Sr. Unsec’d. Notes, 144A	1.450	07/15/23	1,200	1,193,120
				6,728,045
Telecommunications 1.2%
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.950	02/28/26	19,573	18,862,492
NTT Finance Corp. (Japan),
Gtd. Notes, 144A	0.583	03/01/24	6,500	6,268,511
Sr. Unsec’d. Notes, 144A	4.142	07/26/24	3,000	2,955,279
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	0.750	03/22/24	8,000	7,706,332
Sr. Unsec’d. Notes	1.450	03/20/26	14,557	13,320,452
Sr. Unsec’d. Notes, SOFR Index + 0.500%	5.459(c)	03/22/24	7,000	6,994,412
				56,107,478
Transportation 0.3%
Union Pacific Corp., Sr. Unsec’d. Notes	4.750	02/21/26	16,000	16,060,747
Trucking & Leasing 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	17,500	17,467,221

Total Corporate Bonds (cost $1,873,742,255)				1,856,570,122

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 0.7%
Towd Point Mortgage Trust,
Series 2015-06, Class M1, 144A	3.750%(cc)	04/25/55	12,611	$12,255,216
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58	6,708	6,413,200
Series 2018-05, Class A1A, 144A	3.250(cc)	07/25/58	7,057	6,779,549
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	9,160	8,530,108

Total Residential Mortgage-Backed Securities (cost $34,732,881)				33,978,073

Total Long-Term Investments (cost $3,530,795,891)				3,496,729,881

	Shares
Short-Term Investments 22.0%
Affiliated Mutual Funds 3.2%
PGIM Core Government Money Market Fund(wi)	142,865,611	142,865,611
PGIM Institutional Money Market Fund (cost $9,071,962; includes $8,972,009 of cash collateral for securities on loan)(b)(wi)	9,080,135	9,073,778

Total Affiliated Mutual Funds (cost $151,937,573)		151,939,389

	Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit 5.5%
Banco Santander SA, SOFR + 0.800%	5.656%(c)	12/05/23	31,500	31,546,900
Bank of Montreal	5.200	09/05/23	5,000	4,994,965

Bank of Montreal	5.380	12/12/23	5,000	4,988,727

Bank of Nova Scotia (The), SOFR + 0.720% (Cap N/A, Floor 0.000%)	5.780(c)	08/16/23	5,000	5,004,897
Citibank NA, SOFR + 0.700% (Cap N/A, Floor 0.000%)	5.760(c)	12/13/23	11,500	11,520,127
Credit Industriel et Commercial, SOFR + 0.420%	5.480(c)	10/18/23	40,000	40,021,759
Mizuho Bank Ltd., SOFR + 0.810%	5.870(c)	11/30/23	30,350	30,401,279
Natixis SA	5.000	09/27/23	15,000	14,959,819
Standard Chartered Bank, SOFR + 0.420%	5.480(c)	07/28/23	13,000	13,003,884
Sumitomo Mitsui Banking Corp., SOFR + 0.850%	5.910(c)	11/30/23	31,500	31,560,469
Swedbank AB, SOFR + 0.680%	5.740(c)	03/20/24	24,000	24,030,840
Toronto-Dominion Bank (The)	4.800	09/22/23	12,500	12,464,642

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)

Westpac Banking Corp., SOFR + 0.550% (Cap N/A, Floor 0.000%)	5.610%(c)	05/10/24	35,000	$34,989,055

Total Certificates of Deposit (cost $259,351,104)				259,487,363
Commercial Paper 13.3%
Alimentation Couche-Tard, Inc.,
144A	5.362(n)	06/15/23	5,000	4,988,856
144A	5.374(n)	06/01/23	10,000	9,998,533
144A	5.550(n)	06/29/23	25,000	24,890,183

Australia & New Zealand Banking Group Ltd., 144A, SOFR + 0.610%	5.670(c)	09/28/23	25,000	25,026,913
Bank of America Securities, Inc., 144A, SOFR + 0.850%	5.060(c)	10/18/23	14,500	14,525,761
Bank of Montreal, 144A, SOFR + 0.580%	5.640(c)	05/01/24	10,000	9,996,414
Bank of Nova Scotia (The), 144A, SOFR + 0.740%	5.800(c)	12/06/23	15,000	15,028,744
Bell Telephone Co. of Canada or Bell Canada (The), 144A	5.372(n)	06/20/23	35,000	34,897,489
Canadian Imperial Bank of Commerce, 144A, SOFR + 0.440%	5.490(c)	10/10/23	20,000	20,020,203
CDP Financial, Inc.,
144A	5.143(n)	07/03/23	5,000	4,976,455
144A, SOFR + 0.750%	5.810(c)	07/25/23	15,000	15,011,632
144A, SOFR + 0.800%	5.850(c)	11/01/23	5,000	5,008,983

Centrica PLC, 144A	5.475(n)	06/15/23	10,000	9,978,017
Citigroup Global Markets Holdings, Inc., 144A, SOFR + 0.650%	5.700(c)	09/20/23	15,000	15,015,485
Enbridge, Inc., 144A	5.445(n)	06/23/23	35,000	34,877,170
Glencore Funding LLC,
144A	5.468(n)	06/13/23	25,000	24,951,765
144A	5.474(n)	06/14/23	15,000	14,968,809

HCP, Inc., 144A	5.547(n)	06/28/23	20,000	19,915,782
Ingredion, Inc., 144A	5.376(n)	06/20/23	15,000	14,955,783
JPMorgan Securities LLC, 144A	5.310	01/25/24	10,000	9,976,443

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
Mitsubishi Corp.,
144A	5.070%(n)	06/05/23	2,500	$2,498,242
144A	5.177(n)	06/15/23	25,000	24,947,042
144A	5.223(n)	06/28/23	10,000	9,960,224
144A	5.240(n)	06/26/23	2,500	2,490,777

Natixis SA	5.402(n)	07/31/23	20,000	19,830,556
Nutrien Ltd., 144A	5.370(n)	06/13/23	5,000	4,990,441
PPG Industries, Inc.	5.375(n)	06/05/23	5,000	4,996,384
Realty Income Corp.,
144A	5.382(n)	06/15/23	20,000	19,954,060
144A	5.467(n)	06/20/23	20,000	19,940,911
Sempra Energy,
144A	5.370(n)	06/05/23	7,500	7,494,576
144A	5.429(n)	06/20/23	10,000	9,970,400
144A	5.433(n)	06/21/23	7,500	7,476,655

Skandinaviska Enskilda Banken AB, 144A, SOFR + 0.500%	5.550(c)	12/22/23	10,000	10,004,261
Societe Generale SA, 144A, SOFR + 0.820%	5.870(c)	12/11/23	35,000	35,071,634
Swedbank AB, SOFR + 0.670%	5.720(c)	06/30/23	20,000	20,008,781
UDR, Inc.,
144A	5.373(n)	06/02/23	3,500	3,498,988
144A	5.377(n)	06/01/23	10,000	9,998,555
144A	5.527(n)	06/26/23	15,000	14,941,858

Ventas Realty LP, 144A	5.287(n)	06/01/23	50,000	49,992,777
VW Credit, Inc.,
144A	5.372(n)	06/05/23	11,500	11,491,683
144A	5.375(n)	06/16/23	10,250	10,225,929

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
VW Credit, Inc., (cont’d.)
144A	5.377%(n)	06/22/23	5,000	$4,983,702

Total Commercial Paper (cost $633,576,742)				633,777,856

Total Short-Term Investments (cost $1,044,865,419)				1,045,204,608

TOTAL INVESTMENTS 95.7% (cost $4,575,661,310)				4,541,934,489
Other assets in excess of liabilities(z) 4.3%				204,193,713

Net Assets 100.0%				$4,746,128,202

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CLO—Collateralized Loan Obligation
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,921,729; cash collateral of $8,972,009 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
(n)	Rate shown reflects yield to maturity at purchased date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
225	1 Month SOFR	Jun. 2023	$88,961,804	$(5,099)
225	1 Month SOFR	Jul. 2023	88,891,486	(37,915)
225	1 Month SOFR	Aug. 2023	88,793,040	(108,233)
				(151,247)
Short Positions:
46	3 Month SOFR	Jun. 2023	10,930,750	(3,022)
46	3 Month SOFR	Sep. 2023	10,892,800	35,116
46	3 Month SOFR	Dec. 2023	10,905,450	38,090
34	3 Month SOFR	Mar. 2024	8,088,175	25,187
24	3 Month SOFR	Jun. 2024	5,737,200	6,806
24	3 Month SOFR	Sep. 2024	5,765,700	(6,581)
24	3 Month SOFR	Dec. 2024	5,789,100	(19,456)
16	3 Month SOFR	Mar. 2025	3,870,200	(16,029)
16	3 Month SOFR	Jun. 2025	3,876,200	(17,779)
16	3 Month SOFR	Sep. 2025	3,878,400	(17,017)
16	3 Month SOFR	Dec. 2025	3,879,000	(15,854)
				9,461
				$(141,786)
Interest rate swap agreements outstanding at May 31, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
18,000	06/07/23	0.148%(S)	1 Day USOIS(1)(A)/ 5.080%	$2	$629,183	$629,181
75,000	07/26/23	0.192%(S)	1 Day USOIS(1)(A)/ 5.080%	24	2,966,545	2,966,521
11,000	09/06/23	2.114%(S)	1 Day SOFR(1)(A)/ 5.080%	33	260,327	260,294
4,000	09/11/23	1.423%(S)	1 Day SOFR(1)(A)/ 5.080%	30	123,761	123,731

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Interest rate swap agreements outstanding at May 31, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
42,500	09/23/23	4.220%(A)	1 Day SOFR(1)(A)/ 5.080%	$7,174	$181,822	$174,648
8,000	10/01/23	0.251%(S)	1 Day SOFR(1)(A)/ 5.080%	28	353,107	353,079
30,000	11/09/23	4.210%(A)	1 Day SOFR(1)(A)/ 5.080%	12,026	213,790	201,764
10,000	12/01/23	2.634%(S)	1 Day SOFR(1)(A)/ 5.080%	55	234,167	234,112
5,000	12/07/23	0.221%(S)	1 Day USOIS(1)(A)/ 5.080%	33	237,116	237,083
7,000	01/03/24	4.276%(A)	1 Day SOFR(1)(A)/ 5.080%	1,454	45,882	44,428
8,750	02/04/24	0.133%(S)	1 Day USOIS(1)(A)/ 5.080%	2,324	430,729	428,405
19,500	03/01/24	0.230%(S)	1 Day USOIS(1)(A)/ 5.080%	6,064	940,591	934,527
28,500	03/01/24	2.478%(S)	1 Day SOFR(1)(A)/ 5.080%	91	748,809	748,718
46,000	03/09/24	1.440%(S)	1 Day SOFR(1)(A)/ 5.080%	12,473	1,682,732	1,670,259
8,000	03/15/24	0.276%(S)	1 Day USOIS(1)(A)/ 5.080%	44	381,511	381,467
23,000	03/15/24	1.658%(S)	1 Day SOFR(1)(A)/ 5.080%	79	788,320	788,241
7,000	03/18/24	0.278%(S)	1 Day USOIS(1)(A)/ 5.080%	44	333,597	333,553
12,500	03/25/24	2.055%(S)	1 Day SOFR(1)(A)/ 5.080%	73	379,669	379,596
68,000	03/31/24	2.305%(S)	1 Day SOFR(1)(A)/ 5.080%	111,386	1,887,781	1,776,395
3,000	04/26/24	0.305%(S)	1 Day USOIS(1)(A)/ 5.080%	47	140,715	140,668
13,000	04/26/24	4.637%(A)	1 Day SOFR(1)(A)/ 5.080%	403	62,258	61,855
11,250	05/11/24	0.300%(S)	1 Day SOFR(1)(A)/ 5.080%	(550)	527,803	528,353
15,000	05/11/24	2.603%(S)	1 Day SOFR(1)(A)/ 5.080%	(6,642)	366,541	373,183
16,750	05/20/24	0.296%(S)	1 Day USOIS(1)(A)/ 5.080%	61	777,558	777,497

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Interest rate swap agreements outstanding at May 31, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
10,900	06/07/24	0.318%(S)	1 Day USOIS(1)(A)/ 5.080%	$59	$858,815	$858,756
12,750	06/16/24	0.304%(S)	1 Day USOIS(1)(A)/ 5.080%	62	1,019,312	1,019,250
15,000	08/05/24	0.261%(S)	1 Day SOFR(1)(A)/ 5.080%	72	1,251,063	1,250,991
29,000	08/08/24	2.512%(S)	1 Day SOFR(1)(A)/ 5.080%	102,019	1,145,894	1,043,875
3,000	08/13/24	0.368%(S)	1 Day SOFR(1)(A)/ 5.080%	63	244,847	244,784
5,000	08/17/24	4.498%(A)	1 Day SOFR(1)(A)/ 5.080%	—	23,304	23,304
8,000	08/31/24	0.399%(S)	1 Day USOIS(1)(A)/ 5.080%	67	652,173	652,106
12,500	09/01/24	2.500%(S)	1 Day SOFR(1)(A)/ 5.080%	2,402	509,506	507,104
6,750	09/08/24	3.602%(A)	1 Day SOFR(1)(A)/ 5.080%	—	131,916	131,916
4,500	09/09/24	0.368%(S)	1 Day SOFR(1)(A)/ 5.080%	(7)	371,578	371,585
46,500	09/09/24	1.484%(S)	1 Day SOFR(1)(A)/ 5.080%	38,196	2,828,663	2,790,467
9,750	10/12/24	0.511%(S)	1 Day SOFR(1)(A)/ 5.080%	78	783,655	783,577
18,250	10/24/24	4.688%(A)	1 Day SOFR(1)(A)/ 5.080%	105,304	(15,485)	(120,789)
12,000	03/21/25	1.998%(S)	1 Day SOFR(1)(A)/ 5.080%	106	572,139	572,033
83,500	03/30/25	2.418%(S)	1 Day SOFR(1)(A)/ 5.080%	244,124	3,275,532	3,031,408
16,000	05/11/25	0.450%(S)	1 Day SOFR(1)(A)/ 5.080%	10,011	1,192,062	1,182,051
8,000	05/25/25	4.241%(A)	1 Day SOFR(1)(A)/ 5.080%	—	11,504	11,504
28,750	06/29/25	3.083%(S)	1 Day SOFR(1)(A)/ 5.080%	173,640	832,901	659,261
57,000	06/29/25	3.086%(S)	1 Day SOFR(1)(A)/ 5.080%	(374,999)	1,647,042	2,022,041
53,250	08/17/25	2.957%(S)	1 Day SOFR(1)(A)/ 5.080%	86,210	1,822,105	1,735,895

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Interest rate swap agreements outstanding at May 31, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
95,500	09/08/25	3.422%(A)	1 Day SOFR(1)(A)/ 5.080%	$400,983	$2,033,302	$1,632,319
188,500	10/07/25	3.955%(A)	1 Day SOFR(1)(A)/ 5.080%	(120,818)	1,124,305	1,245,123
22,750	10/21/25	4.378%(A)	1 Day SOFR(1)(A)/ 5.080%	(13,279)	(139,355)	(126,076)
7,500	11/09/25	4.492%(A)	1 Day SOFR(1)(A)/ 5.080%	—	(71,177)	(71,177)
216,000	12/01/25	4.041%(A)	1 Day SOFR(1)(A)/ 5.080%	(14,176)	654,510	668,686
46,750	01/11/26	3.783%(A)	1 Day SOFR(1)(A)/ 5.080%	5,336	436,360	431,024
33,500	02/01/26	3.850%(A)	1 Day SOFR(1)(A)/ 5.080%	—	230,110	230,110
38,000	02/27/26	4.345%(A)	1 Day USOIS(1)(A)/ 5.080%	—	(321,811)	(321,811)
105,100	02/28/26	4.453%(A)	1 Day SOFR(1)(A)/ 5.080%	228,743	(1,223,770)	(1,452,513)
75,000	05/17/26	3.535%(A)	1 Day SOFR(1)(A)/ 5.080%	—	784,965	784,965
				$1,020,952	$37,360,279	$36,339,327

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).